Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Class of Stock [Line Items]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	December 31,	December 31,
	2018	2017
RPC options	$1,842,424	$5,081,335

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liabilities related to stock options
Balance at December 31, 2016	7,662,808

Changes in values of liabilities related to options	(2,581,473)

Balance at December 31, 2017	5,081,335

Changes in values of liabilities related to options	(3,238,911)

Balance at December 31, 2018	$1,842,424